Share Capital - Schedule of Stock-Based Compensation Expense (Parenthetical) (Detail) (Oyu Tolgoi [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Oyu Tolgoi [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation cost capitalized as property, plant and equipment	$ 4.6	$ 13.2